Cash and Cash Equivalents - Schedule of Detailed Information About Cash and Cash Equivalents (Detail) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	£ 46,528	£ 60,264	£ 73,421	£ 87,356